Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39096
Entity Registrant Name	Gryphon Digital Mining, Inc.
Entity Central Index Key	0001755953
Entity Tax Identification Number	83-2242651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1101 Brickell Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	224 6427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ABTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Gryphon Digital Mining, Inc.